United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-9160

                     AllianceBernstein High Yield Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: August 31, 2003

                     Date of reporting period: August 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


AllianceBernstein High Yield Fund
High Yield Fixed Income


                                                  Annual Report--August 31, 2003

   Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

October 6, 2003


Annual Report
This report provides management's discussion of fund performance for AllianceBernstein High Yield Fund (the "Fund") for the annual reporting period ended August 31, 2003.

Investment Objective and Policies
This open-end fund seeks to provide investors with a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund invests primarily in a diversified mix of high yield (below investment-grade) fixed income securities, commonly known as "junk bonds".

Investment Performance
The following table provides performance for the Fund as well as its benchmark, the Credit Suisse First Boston High Yield Index, for the six- and 12-month periods ended August 31, 2003.

   Investment Results*
   Periods Ended August 31, 2003
                                                ================================
                                                              Returns
                                                ================================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   High Yield Fund
     Class A                                          11.75%            21.38%
--------------------------------------------------------------------------------
     Class B                                          11.39%            20.55%
--------------------------------------------------------------------------------
     Class C                                          11.39%            20.54%
--------------------------------------------------------------------------------
   Credit Suisse
   First Boston
   High Yield
   Index                                              12.89%            23.10%
--------------------------------------------------------------------------------
   Lipper High
   Yield Index                                        12.37%            21.79%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) for each class of shares as of August 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Credit Suisse First Boston High Yield Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse, designed to enable the index to reflect the high yield market. An investor cannot invest directly in an index, and its results are not indicative of any particular investment, including AllianceBernstein High Yield Fund.

   Additional investment results appear on page 5.

For the six- and 12-month periods ended August 31, 2003, the Fund underperfomed the Credit Suisse First Boston High Yield (CSFBHY) Index and slightly underperformed the Lipper High Yield Index. The Fund placed in the second quartile of its Lipper high yield peer group.


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN HIGH YIELD FUND o 1

Relative to the CSFBHY Index, the Fund's underweighted position in the utility sector detracted from performance, as this sector showed strong performance throughout the reporting period. The Fund benefited from its overweighting in cable and wireless communications, where valuations significantly appreciated from previously oversold levels. In addition, the Fund's underweighting in energy, which languished at relative overvalued levels versus the overall market, added to relative performance. Security selection also had a meaningful role in the Fund's performance. The Fund was underweight in more risky CCC-rated credits in most sectors versus the CSFBHY Index.

Market Review and Investment Strategy
Risk aversion in the U.S. credit markets continued to reverse during the reporting period, particularly in the telecommunication, media, utility and technology sectors as well as the triple-C credit tier. The Fund benefited from its exposure to certain higher risk/volatility issuers in the cable and wireless telecommunications sectors. We maintained sector overweightings based on our belief that these sectors were oversold and certain better quality issuers were punished along with the entire sector.

Given our cautiously constructive view of the economy, we maintained the Fund's positions in certain cyclical sectors, such as paper and packaging and services, but continued to reduce the Fund's allocation in specific names to enhance sector diversification. We continued to underweight credit-challenged sectors, such as airlines, technology, utilities, wireline telecommunications and retail, but added some issuers in these sectors as we identified value in certain names. We maintained the Fund's underweighted positions in utilities and technology, due to credit concerns, and underweight positions in food/beverage and energy, due to unattractive valuation levels.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN HIGH YIELD FUND

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN HIGH YIELD FUND
GROWTH OF A $10,000 INVESTMENT
4/22/97* TO 8/31/03

AllianceBernstein High Yield Fund Class A: $11,243
Credit Suisse First Boston High Yield Index: $14,039

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

            AllianceBernstein          Credit Suisse
             High Yield Fund           First Boston
                 Class A             High Yield Index

4/22/97*         $ 9,579                  $10,000
8/31/97          $11,047                  $10,718
8/31/98          $11,755                  $10,874
8/31/99          $11,688                  $11,390
8/31/00          $11,246                  $11,625
8/31/01          $10,190                  $11,688
8/31/02          $ 9,262                  $11,404
8/31/03          $11,243                  $14,039


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein High Yield Fund Class A shares (from 4/22/97* to 8/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Credit Suisse First Boston High Yield Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse, designed to enable the index to reflect the high yield market.

When comparing AllianceBernstein High Yield Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein High Yield Fund.



* Fund and benchmark data are from the Fund's Class A share inception date of 4/22/97.


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN HIGH YIELD FUND o 3

PORTFOLIO SUMMARY
August 31, 2003


INCEPTION DATES
Class A Shares
4/22/97
Class B Shares
4/22/97
Class C Shares
4/22/97

PORTFOLIO STATISTICS
Net Assets ($mil): $623.8


                                [PIE CHART OMITTED]

INDUSTRY/SECTOR BREAKDOWN

  7.4% Mobile Communications
  6.2% Paper/Packaging
  5.9% Cable
  4.9% Industrial
  4.9% Public Utilities-Electric & Gas
  4.7% Index
  4.4% Energy
  4.2% Healthcare
  4.1% Financial
  3.6% Chemicals
  3.3% Building/Real Estate
  3.3% Service
  3.0% Automotive
  3.0% Entertainment & Leisure
  3.0% Fixed Communications
  3.0% Publishing

 24.1% Other

  7.0% Short-Term


All data as of August 31, 2003. The Fund's industry/sector breakdown is expressed as a percentage of total investments and may vary over time. "Other" represents less than 3% weightings in Aerospace & Defense, Broadcasting/Media, Communications, Consumer Manufacturing, Containers, Food & Beverage, Gaming, Hotel/Lodging, Metals/Mining, Restaurants, Retail, Sovereign, Supermarkets & Drugs, Telephone Utility and Technology.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN HIGH YIELD FUND

INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                  Without Sales Charge        With Sales Charge
                     1 Year              21.38%                    16.15%
                    5 Years              -0.89%                    -1.75%
            Since Inception*              2.55%                     1.86%
                  SEC Yield**             6.66%

Class B Shares
--------------------------------------------------------------------------------
                                  Without Sales Charge        With Sales Charge
                     1 Year              20.55%                    16.55%
                    5 Years              -1.58%                    -1.58%
            Since Inception*              1.87%                     1.87%
                  SEC Yield**             7.36%

Class C Shares
--------------------------------------------------------------------------------
                                  Without Sales Charge        With Sales Charge
                     1 Year              20.54%                    19.54%
                    5 Years              -1.59%                    -1.59%
            Since Inception*              1.84%                     1.84%
                  SEC Yield**             7.37%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                                     Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year           19.84%           20.48%            23.47%
                    5 Years           -0.81%           -0.61%            -0.61%
            Since Inception*           2.15%            2.17%             2.15%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*  Inception date: 4/22/97 for all share classes.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended
   August 31, 2003.


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN HIGH YIELD FUND o 5

PORTFOLIO OF INVESTMENTS
August 31, 2003


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-83.6%
Aerospace/Defense-1.4%
Dunlop Stand Aero Holdings
   11.875%, 5/15/09 ........................       $     2,145       $ 2,316,600
K & F Industries, Inc.
   Series B
   9.625%, 12/15/10 ........................             1,685         1,836,650
Sequa Corp.
   9.00%, 8/01/09 ..........................             1,310         1,382,050
Transdigm, Inc
   8.375%, 7/15/11(a) ......................             2,860         3,003,000
                                                                     -----------
                                                                       8,538,300
                                                                     -----------
Automotive-3.1%
Advanced Accessory Systems
   10.75%, 6/15/11(a) ......................               845           874,575
Dana Corp.
   10.125%, 3/15/10 ........................             3,140         3,399,050
Dura Operating Corp.
   Series D
   9.00%, 5/01/09 ..........................             3,315         3,066,375
HLI Operating Co., Inc.
   10.50%, 6/15/10(a) ......................             3,190         3,381,400
Tenneco Automotive, Inc.
   10.25%, 7/15/13(a) ......................             2,770         2,880,800
TRW Automotive, Inc.
   9.375%, 2/15/13(a) ......................             1,600         1,784,000
   11.00%, 2/15/13(a) ......................             1,625         1,868,750
United Auto Group, Inc.
   9.625%, 3/15/12 .........................             1,755         1,888,819
                                                                     -----------
                                                                      19,143,769
                                                                     -----------
Broadcasting/Media-2.5%
Allbritton Communications
   7.75%, 12/15/12 .........................             2,530         2,605,900
Corus Entertainment, Inc.
   8.75%, 3/01/12 ..........................             1,690         1,795,625
Emmis Communications
   12.50%, 3/15/11(b) ......................             2,295         2,019,600
Paxson Communication
   10.75%, 7/15/08 .........................             1,000         1,070,000
   12.25%, 1/15/09 .........................             1,910         1,537,550
Primedia, Inc.
   8.00%, 5/15/13(a) .......................               840           852,600
   8.875%, 5/15/11 .........................             2,085         2,194,463
Sinclair Broadcast Group
   8.00%, 3/15/12 ..........................             1,920         2,011,200
   8.75%, 12/15/11 .........................               485           525,012


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                       Principal
                                                          Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------
Young Broadcasting, Inc.
   8.50%, 12/15/08 .............................     $     1,195     $ 1,266,700
                                                                     -----------
                                                                      15,878,650
                                                                     -----------
Building/Real Estate-3.4%
Interline Brands, Inc.
   11.50%, 5/15/11(a) ..........................           2,100       2,152,500
Jacuzzi Brands, Inc.
   9.625%, 7/01/10(a) ..........................           3,005       3,140,225
LNR Property Corp.
   7.625%, 7/15/13(a) ..........................           1,430       1,451,450
   10.50%, 1/15/09 .............................           4,445       4,767,262
Meritage Corp.
   9.75%, 6/01/11 ..............................           2,860       3,063,775
Schuler Homes
   10.50%, 7/15/11 .............................           2,115       2,347,650
Werner Holdings Co., Inc.
   Series A
   10.00%, 11/15/07 ............................             850         867,000
William Lyon Homes, Inc.
   10.75%, 4/01/13 .............................           3,295       3,517,413
                                                                     -----------
                                                                      21,307,275
                                                                     -----------
Cable-4.1%
Charter Communications Holdings
   11.75%, 5/15/11(b) ..........................          16,370       8,921,650
Coaxial Communications, Inc.
   10.00%, 8/15/06 .............................           1,255       1,313,044
CSC Holdings, Inc.
   7.625%, 7/15/18 .............................              90          85,950
Echostar DBS Corp.
   9.375%, 2/01/09 .............................           1,110       1,186,312
GCI, Inc.
   9.75%, 8/01/07 ..............................           2,000       2,025,000
Innova S de. R.L
   12.875%, 4/01/07 ............................           6,030       6,195,825
Insight Communications Co., Inc.
   12.25%, 2/15/11(b) ..........................           3,645       2,779,313
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09 .............................           2,750       2,832,500
                                                                     -----------
                                                                      25,339,594
                                                                     -----------
Chemicals-3.6%
Avencia Group Plc
   11.00%, 7/01/09 .............................           1,620       1,385,100
Equistar Chemical/Funding
   10.13%, 9/01/08 .............................           3,125       3,140,625
   10.625%, 5/01/11(a) .........................           1,495       1,495,000


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN HIGH YIELD FUND o 7

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Huntsman Advanced Materials
   11.00%, 7/15/10(a) ......................       $     2,020       $ 2,141,200
Huntsman ICI Chemicals
   10.125%, 7/01/09 ........................             5,950         5,652,500
Huntsman International Holdings
   0.00%, 12/31/09 .........................             2,500           975,000
Resolution Performance
   9.50%, 4/15/10 ..........................               255           253,725
   13.50%, 11/15/10 ........................             4,795         4,171,650
Westlake Chemical Corp.
   8.75%, 7/15/11(a) .......................             3,080         3,157,000
                                                                     -----------
                                                                      22,371,800
                                                                     -----------
Consumer Manufacturing-2.4%
Central Garden & Pet Co.
   9.125%, 2/01/13 .........................             1,260         1,335,600
Collins & Aikman Floorcoverings
   Series B
   9.75%, 2/15/10 ..........................             1,555         1,601,650
Remington Product Co. LLC
   Series D
   11.00%, 5/15/06 .........................             1,470         1,477,350
Salton, Inc.
   12.25%, 4/15/08 .........................             3,370         3,285,750
Sealy Mattress Co.
   Series B
   9.875%, 12/15/07 ........................             2,780         2,738,300
St. John Knits International, Inc.
   12.50%, 7/01/09 .........................             1,675         1,836,219
Warnaco Group, Inc.
   8.875%, 6/15/13(a) ......................             1,680         1,755,600
Windmere-Durable Holdings
   10.00%, 7/31/08 .........................               940           984,650
                                                                     -----------
                                                                      15,015,119
                                                                     -----------
Energy-4.5%
Chesapeake Energy Corp.
   7.75%, 1/15/15 ..........................             2,870         2,927,400
   9.00%, 8/15/12 ..........................             1,195         1,296,575
Citgo Petroleum Corp.
   11.375%, 2/01/11(a) .....................             5,300         5,936,000
Frontier Oil Corp.
   8.00%, 4/15/13(a) .......................               615           627,300
   11.75%, 11/15/09 ........................             1,230         1,359,150
Grant Prideco
   9.00%, 12/15/09 .........................             1,835         1,940,513
Grey Wolf, Inc.
   8.875%, 7/01/07 .........................               562           577,455
HilCorp Energy
   10.50%, 9/01/10(a) ......................             7,145         7,368,281


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Premcor Refining Group
   9.50%, 2/01/13 ..........................       $     1,715       $ 1,860,775
Pride Petroleum Services, Inc.
   9.375%, 5/01/07 .........................               757           783,495
Universal Compression, Inc.
   7.25%, 5/15/10(a) .......................             1,110         1,126,650
Westport Resources Corp.
   8.25%, 11/01/11(a) ......................             1,340         1,440,500
   8.25%, 11/01/11 .........................               830           892,250
                                                                     -----------
                                                                      28,136,344
                                                                     -----------
Entertainment/Leisure-3.0%
Cinemark USA, Inc.
   9.00%, 2/01/13 ..........................             2,465         2,637,550
Premier Parks
   9.75%, 6/15/07 ..........................             2,765         2,682,050
Royal Caribbean Cruises
   8.00%, 5/15/10 ..........................               890           930,050
   8.75%, 2/02/11 ..........................             3,520         3,748,800
Six Flags, Inc.
   9.50%, 2/01/09 ..........................             4,095         3,869,775
   9.75%, 4/15/13(a) .......................             1,865         1,743,775
Universal City Development
   11.75%, 4/01/10(a) ......................             2,950         3,304,000
                                                                     -----------
                                                                      18,916,000
                                                                     -----------
Financial-2.9%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13(a) .....................             1,475         1,548,750
Fairfax Financial Holdings
   7.375%, 4/15/18 .........................               905           802,056
   7.75%, 7/15/37 ..........................               360           307,350
   8.25%, 10/01/15 .........................               520           480,350
Finova Group, Inc.
   7.50%, 11/15/09 .........................             7,087         3,330,890
Markel Capital Trust I
   Series B
   8.71%, 1/01/46(d) .......................             3,310         3,310,000
PXRE Capital Trust I
   8.85%, 2/01/27 ..........................             2,715         2,402,775
Royal Sun & Alliance, Inc.
   8.95%, 10/15/29 .........................             3,285         2,951,211
Western Financial Bank
   9.625%, 5/15/12 .........................             2,480         2,690,800
                                                                     -----------
                                                                      17,824,182
                                                                     -----------
Fixed Communications-3.6%
Eircom Funding
   8.25%, 8/15/13(a) .......................             1,640         1,730,200
Fairpoint Communications
   11.875%, 3/01/10 ........................             1,065         1,230,075
   12.50%, 5/01/10 .........................               910           969,150

--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN HIGH YIELD FUND o 9

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Quest Capital Funding, Inc.
   7.25%, 2/15/11 ..........................       $       195       $   165,750
Qwest Corp.
   13.50%, 12/15/10(a) .....................             7,618         8,760,700
Time Warner Telecom, Inc.
   10.125%, 2/01/11 ........................             6,600         6,303,000
Worldcom, Inc.
   7.50%, 5/15/11(c) .......................            10,180         3,028,550
                                                                     -----------
                                                                      22,187,425
                                                                     -----------
Food & Beverage-1.9%
Del Monte Corp.
   8.625%, 12/15/12(a) .....................               995         1,041,019
   Series B
   9.25%, 5/15/11 ..........................             1,525         1,624,125
Dimon, Inc.
   7.75%, 6/01/13(a) .......................               945           963,900
   Series B
   9.625%, 10/15/11 ........................             1,060         1,171,300
Dole Foods Co.
   8.875%, 3/15/11(a) ......................             2,280         2,405,400
Merisant Co.
   9.50%, 7/15/13(a) .......................             2,110         2,226,050
Swift & Co.
   10.125%, 10/01/09 .......................             2,410         2,590,750
                                                                     -----------
                                                                      12,022,544
                                                                     -----------
Gaming-3.0%
Ameristar Casino, Inc.
   10.75%, 2/15/09 .........................             1,395         1,562,400
Argosy Gaming Co.
   9.00%, 9/01/11 ..........................             1,440         1,558,800
Horseshoe Gaming Holding Corp.
   Series B
   8.625%, 5/15/09 .........................             1,185         1,253,138
Mandalay Resort Group
   Series B
   10.25%, 8/01/07 .........................             3,170         3,558,325
Park Place Entertainment
   7.875%, 3/15/10 .........................               480           514,800
   9.375%, 2/15/07 .........................               980         1,075,550
Riviera Holdings Corp.
   11.00%, 6/15/10 .........................             2,815         2,758,700
Trump Holdings & Funding
   11.625%, 3/15/10 ........................             1,975         1,747,875
Turning Stone Casino Entertainment
   9.125%, 12/15/10(a) .....................             2,080         2,215,200
Venetian Casino/LV Sands, Inc.
   11.00%, 6/15/10 .........................             2,185         2,496,362
                                                                     -----------
                                                                      18,741,150
                                                                     -----------

--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Healthcare-4.3%
Alliance Imaging, Inc.
   10.375%, 4/15/11 ......................        $     2,510        $ 2,622,950
Concentra Operating Corp.
   9.50%, 8/15/10(a) .....................              1,195          1,206,950
   13.00%, 8/15/09 .......................              3,085          3,408,925
Extendicare Health Services
   9.50%, 7/01/10 ........................              2,165          2,332,788
Hanger Orthopedic Group
   10.375%, 2/15/09 ......................              2,505          2,793,075
Iasis Healthcare Corp.
   13.00%, 10/15/09 ......................              2,300          2,581,750
Pacificare Health Systems
   10.75%, 6/01/09 .......................              4,180          4,786,100
Psychiatric Solutions
   10.625%, 6/15/13(a) ...................                455            489,125
Select Medical Corp.
   7.50%, 8/01/13(a) .....................              2,625          2,631,562
Vanguard Health Systems
   9.75%, 8/01/11 ........................              3,845          3,941,125
                                                                     -----------
                                                                      26,794,350
                                                                     -----------
Hotels/Lodging-3.0%
Corrections Corp. of America
   7.50%, 5/01/11 ........................                375            382,500
   9.875%, 5/01/09 .......................              1,925          2,131,938
Extended Stay America
   9.875%, 6/15/11 .......................              2,775          2,962,312
Felcor Lodging LP
   9.00%, 6/01/11 ........................                345            354,488
   10.00%, 9/15/08 .......................              2,000          2,102,500
Host Marriott LP
   Series G
   9.25%, 10/01/07 .......................              2,090          2,220,625
   Series I
   9.50%, 1/15/07 ........................                770            820,050
Intrawest Corp.
   9.75%, 8/15/08 ........................                220            229,900
   10.50%, 2/01/10 .......................              2,440          2,635,200
La Quinta Properties
   8.875%, 3/15/11(a) ....................              2,740          2,856,450
Vail Resorts, Inc.
   8.75%, 5/15/09 ........................              1,965          2,023,950
                                                                     -----------
                                                                      18,719,913
                                                                     -----------
Industrial-5.0%
Amsted Industries, Inc.
   10.25%, 10/15/11(a) ...................              3,170          3,296,800
Amtrol, Inc.
   10.625%, 12/31/06 .....................              3,445          1,808,625
Aqua Chemical, Inc.
   11.25%, 7/01/08 .......................              1,365          1,119,300


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 11

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Case New Holland, Inc.
   9.25%, 8/01/11(a) .........................      $     4,590      $ 4,859,662
Dayton Superior Corp.
   10.75%, 9/15/08(a) ........................            1,545        1,552,725
Fastentech, Inc.
   11.50%, 5/01/11(a) ........................            2,650        2,689,750
Flowserve Corp.
   12.25%, 8/15/10 ...........................            2,359        2,712,850
H&E Equipment/Finance
   11.125%, 6/15/12 ..........................            1,353        1,143,285
Legrand SA
   10.50%, 2/15/13(a) ........................            1,775        1,961,375
Motors and Gears, Inc.
   Series D
   10.75%, 11/15/06 ..........................            1,450        1,261,500
NMHG Holding Co.
   10.00%, 5/15/09 ...........................            1,690        1,816,750
Terex Corp.
   Series B
   10.375%, 4/01/11 ..........................            2,945        3,276,312
Trimas Corp.
   9.875%, 6/15/12 ...........................            3,645        3,590,325
                                                                     -----------
                                                                      31,089,259
                                                                     -----------
Metals/Mining-1.6%
AK Steel Corp.
   7.875%, 2/15/09 ...........................            7,980        6,344,100
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10 ..........................            2,125        2,321,563
Jorgensen Earle M. Co.
   9.75%, 6/01/12 ............................              750          795,000
Ormet Corp.
   11.00%, 8/15/08(a)(c)(d) ..................            2,500          612,500
                                                                     -----------
                                                                      10,073,163
                                                                     -----------
Mobile Communications-6.7%
ACC Escrow Corp.
   10.00%, 8/01/11(a) ........................            2,955        3,161,850
Dobson/Sygnet Communications
   12.25%, 12/15/08 ..........................            4,180        4,493,500
Iridium LLC/Capital Corp.
   Series B
   14.00%, 7/15/05(c) ........................           14,500        1,087,500
MobiFon Holdings BV
   12.50%, 7/31/10(a) ........................            4,585        4,883,025
Nextel Communications
   7.375%, 8/01/15 ...........................            4,860        4,896,450
   9.375%, 11/15/09 ..........................            2,885        3,130,225
   9.95%, 2/15/08 ............................               15           15,787


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
PTC International Finance II, SA
   11.25%, 12/01/09 ........................       $     5,435      $ 5,896,975
Rural Cellular Corp.
   9.75%, 1/15/10 ..........................             5,060        4,579,300
Triton PCS, Inc.
   8.75%, 11/15/11 .........................             2,500        2,537,500
Western Wireless Corp.
  9.25%, 7/15/13(a) ........................             6,855        6,889,275
                                                                    -----------
                                                                     41,571,387
                                                                    -----------
Paper/Packaging-7.0%
Anchor Glass Container
   11.00%, 2/15/13(a) ......................             3,005        3,313,012
Berry Plastics Plc
   10.75%, 7/15/12 .........................             2,545        2,805,862
Constar International
   11.00%, 12/01/12 ........................             1,210        1,098,075
Crown Euro Holdings SA
   9.50%, 3/01/11(a) .......................             2,925        3,129,750
Crown Paper Co.
   11.00%, 9/01/05(c) ......................             6,225               -0-
Doman Industries, Ltd.
   12.00%, 7/01/04 .........................             2,585        2,662,550
Georgia-Pacific Corp.
   9.375%, 2/01/13 .........................             4,140        4,460,850
Graphic Packaging International
   9.50%, 8/15/13(a) .......................             4,405        4,647,275
Greif Brothers Corp.
   8.875%, 8/01/12 .........................             2,025        2,156,625
MDP Acquisitions Plc
   9.625%, 10/01/12 ........................             2,820        3,059,700
Norske Skog Canada Ltd.
   8.625%, 6/15/11(a) ......................             1,120        1,145,200
   8.625%, 6/15/11 .........................             1,285        1,313,912
Owens-Brockway Glass
   8.875%, 2/15/09 .........................             5,785        6,103,175
Plainwell, Inc.
   Series B
   11.00%, 3/01/08(c) ......................             5,000           50,000
Plastipak Holdings
   10.75%, 9/01/11 .........................             1,995        2,174,550
Pliant Corp.
   11.125%, 9/01/09(a) .....................               835          857,963
   13.00%, 6/01/10 .........................             2,315        2,025,625
Russell Stanley Holdings, Inc.
   9.00%, 11/30/08(d)(e) ...................             2,277        1,707,572
Stone Container Corp.
   9.75%, 2/01/11 ..........................               865          942,850
                                                                    -----------
                                                                     43,654,546
                                                                    -----------

-------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 13

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Public Utilities - Electric & Gas-5.0%
AES Corp.
   8.75%, 5/15/13(a) ...........................     $       540     $   552,150
   9.00%, 5/15/15(a) ...........................             970         989,400
   10.00%, 7/15/05(a) ..........................           1,760       1,804,000
Allegheny Energy, Inc.
   7.75%, 8/01/05 ..............................           3,520       3,537,600
Calpine Corp.
   8.50%, 7/15/10(a) ...........................           9,835       9,294,075
Northwest Pipeline Corp.
   8.13%, 3/01/10 ..............................           1,580       1,651,100
Semco Energy
   7.125%, 5/15/08(a) ..........................             520         508,950
   7.75%, 5/15/13(a) ...........................             890         851,063
Southern Natural Gas
   7.35%, 2/15/31 ..............................           2,225       2,069,250
   8.875%, 3/15/10 .............................           1,780       1,886,800
Williams Cos., Inc.
   8.625%, 6/01/10 .............................           7,935       8,292,075
                                                                     -----------
                                                                      31,436,463
                                                                     -----------
Publishing-3.1%
American Media, Inc.
   8.875%, 1/15/11 .............................             690         738,300
Dex Media East LLC
   9.875%, 11/15/09 ............................             715         813,313
   12.125%, 11/15/12 ...........................           2,060       2,497,750
Dex Media West LLC
   8.50%, 8/15/10(a) ...........................             970       1,052,450
   9.875%, 8/15/13(a) ..........................           3,815       4,272,800
Hollinger International Publishing
   9.00%, 12/15/10 .............................           2,560       2,668,800
Houghton Mifflin Co.
   8.25%, 2/01/11(a) ...........................           1,780       1,900,150
   9.875%, 2/01/13(a) ..........................           1,100       1,204,500
PEI Holdings, Inc.
   11.00%, 3/15/10(a) ..........................           1,330       1,467,987
RH Donnelley Financial Corp. I
   10.875%, 12/15/12(a) ........................           2,450       2,866,500
                                                                     -----------
                                                                      19,482,550
                                                                     -----------
Restaurants-0.4%
Domino's, Inc.
   8.25%, 7/01/11(a) ...........................           2,435       2,568,925
                                                                     -----------

Retail-0.6%
Payless Shoesource, Inc.
   8.25%, 8/01/13(a) ...........................           2,150       2,123,125
Rent-a-Center
   Series B
   7.50%, 5/01/10 ..............................           1,515       1,530,150
                                                                     -----------
                                                                       3,653,275
                                                                     -----------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Service-3.8%
Alderwoods Group
   11.00%, 1/02/07 .......................       $      1,167       $  1,172,936
   12.25%, 1/02/09 .......................                  1                860
Allied Waste North American
   Series B
   10.00%, 8/01/09 .......................              4,990          5,426,625
Coinmach Corp.
   9.00%, 2/01/10 ........................              1,640          1,713,800
Danka Business Systems
   11.00%, 6/15/10(a) ....................              2,470          2,260,050
Iron Mountain, Inc.
   7.75%, 1/15/15 ........................              2,225          2,280,625
   8.625%, 4/01/13 .......................              1,475          1,541,375
National Waterworks, Inc.
   10.50%, 12/01/12 ......................              1,615          1,768,425
Stewart Enterprises
   10.75%, 7/01/08 .......................              2,015          2,266,875
United Rentals, Inc.
   10.75%, 4/15/08(a) ....................              1,310          1,447,550
   Series B
   10.75%, 4/15/08 .......................              1,315          1,453,075
Williams Scotsman, Inc.
   9.875%, 6/01/07 .......................              2,180          2,147,300
                                                                    ------------
                                                                      23,479,496
                                                                    ------------
Supermarkets & Drugs-1.5%
Pathmark Stores
   8.75%, 2/01/12 ........................              1,415          1,443,300
Rite Aid Corp.
   9.25%, 6/01/13(a) .....................                570            575,700
   9.50%, 2/15/11(a) .....................              2,090          2,246,750
   11.25%, 7/01/08 .......................              1,930          2,074,750
Roundy's, Inc.
   Series B
   8.875%, 6/15/12 .......................              1,565          1,639,338
Stater Brothers Holdings, Inc.
   10.75%, 8/15/06 .......................              1,500          1,586,250
                                                                    ------------
                                                                       9,566,088
                                                                    ------------
Technology-2.2%
Cooperative Computing
   10.50%, 6/15/11(a) ....................              2,015          2,095,600
Filtronic Plc
   10.00%, 12/01/05 ......................              5,720          5,934,500
On Semiconductor Corp.
   13.00%, 5/15/08 .......................              4,155          4,383,525
SCG Holding & Semiconductor Co.
   12.00%, 8/01/09 .......................              1,360          1,230,800
                                                                    ------------
                                                                      13,644,425
                                                                    ------------
Total Corporate Debt Obligations
  (cost $523,755,878) ....................                           521,155,992
                                                                    ------------


-------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 15

                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)        U.S. $ Value
--------------------------------------------------------------------------------
Index-4.8%
JP Morgan HYDI
   8.00%, 6/20/08(a)
   (cost $29,211,371) ..........................     $    29,700    $ 30,145,500
                                                                    ------------
NON-CONVERTIBLE PREFERRED
  STOCKS-3.6%
  Avecia Group Plc
   16.00%, 7/01/10(d) ..........................          15,677       1,388,124
CSC Holdings, Inc.
   Series H
   11.75%, 10/01/07 ............................          26,751       2,815,543
   Series M
   11.125%, 4/01/08 ............................          91,650       9,600,337
Intermedia Communication
   Series B
   13.50%, 3/31/09(b)(c) .......................               1              22
Paxson Communications
   14.25%, 11/15/06 ............................             257       2,286,944
Sovereign REIT
   Series A
   12.00%, 8/29/49(a) ..........................           4,125       6,095,500
                                                                     -----------
Total Non-Convertible Preferred Stocks
  (cost $20,463,527) ...........................                      22,186,470
                                                                    ------------
SOVEREIGN DEBT OBLIGATIONS-2.9%
Federal Republic of Brazil
   C- Bonds
   8.00%, 4/15/14 ..............................           7,388       6,668,085
Republic of Colombia
   10.75%, 1/15/13 .............................           1,500       1,686,000
Republic of Panama
   9.375%, 7/23/12 .............................             750         840,000
Republic of Peru
   9.875%, 2/06/15 .............................           1,500       1,657,500
Republic of Turkey
   11.00%, 1/14/13 .............................             750         792,375
Republic of Venezuela
   9.25%, 9/15/27 ..............................           1,100         834,900
Russian Federation
   5.00%, 3/31/30 ..............................           6,000       5,497,500
                                                                     -----------
Total Sovereign Debt Obligations
  (cost $17,970,114) ...........................                      17,976,360
                                                                    ------------


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                Shares or
                                                Principal
                                                   Amount
Company                                             (000)           U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS(f)-0.5%
Goss Holdings Inc - Cl. A ...............         104,541           $        -0-
Metal Management, Inc. ..................         168,560             3,059,364
Phase Metrics, Inc.(d) ..................         216,818                54,204
Russell Stanley Holdings, Inc. ..........         160,000                    -0-
Safelite Glass Corp. Cl. B(d) ...........          25,161               241,294
Safelite Realty Corp(d) .................           1,698                 1,970
Versatel Telecom International NV .......          45,165                69,917
                                                                    ------------
Total Common Stocks
   (cost $4,974,843) ....................                             3,426,749
                                                                    ------------
WARRANTS(f)-0.0%
Chesapeake Energy
   Warrants, expiring 9/01/04 ...........           2,671                    27
Harborside Healthcare
   Warrants, expiring 8/01/09 ...........              10                    -0-
Pliant Corp.
   Warrants, expiring 6/01/10(c) ........             200                    25
Safelite Glass Corp.
   Warrants, expiring 9/29/07 ...........          61,663                    -0-
Safelite Glass Corp. Cl. B
   Warrants, expiring 9/29/07 ...........          41,109                    -0-
Versatel Telecom International NV
   Warrants, expiring 10/10/04 ..........          45,165                 5,454
                                                                    ------------
Total Warrants
   (cost $7,589) ........................                                 5,506
                                                                    ------------
SHORT-TERM INVESTMENT-7.2%
Time Deposit-7.2%
Bank of New York
   0.563%, 9/02/03
   (cost $45,000,000) ...................        $ 45,000            45,000,000
                                                                    ------------
Total Investments-102.6%
   (cost $641,383,322) ..................                           639,896,577
Other assets less liabilities-(2.6%) ....                           (16,056,841)
                                                                    ------------
Net Assets-100% .........................                         $ 623,839,736
                                                                    ------------


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003, the aggregate market value of these securities amounted to $191,393,546 or 30.7% of net assets.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.
(c) Security is in default and is non-income producing.
(d) Illiquid security, valued at fair value (see Note A).
(e) Pay-In-Kind Payments PIK.
(f) Non-income producing security.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 17

STATEMENT OF ASSETS & LIABILITIES
August 31, 2003


Assets
Investments in securities, at value
  (cost $641,383,322)................................     $    639,896,577
Cash.................................................              703,483
Interest receivable..................................           11,446,783
Receivable for capital stock sold....................            1,738,072
Receivable for investment securities sold............            1,057,117
                                                          ----------------
Total assets.........................................          654,842,032
                                                          ----------------
Liabilities
Payable for investment securities purchased..........           26,883,881
Payable for capital stock redeemed...................            1,583,771
Dividends payable....................................            1,426,237
Advisory fee payable.................................              364,764
Distribution fee payable.............................              312,192
Accrued expenses.....................................              431,451
                                                          ----------------
Total liabilities....................................           31,002,296
                                                          ----------------
Net Assets...........................................      $   623,839,736
                                                          ----------------
Composition of Net Assets
Capital stock, at par................................      $       105,685
Additional paid-in capital...........................          977,585,349
Distributions in excess of net investment income.....           (1,721,548)
Accumulated net realized loss on investment
  transactions.......................................         (350,643,005)
Net unrealized depreciation of investments...........           (1,486,745)
                                                          ----------------
                                                           $   623,839,736
                                                          ----------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($134,674,168 / 22,830,327 shares of capital stock
  issued and outstanding)............................                $5.90
Sales charge--4.25% of public offering price.........                  .26
                                                                     -----
Maximum offering price...............................                $6.16
                                                                     -----
Class B Shares
Net asset value and offering price per share
   ($277,189,972 / 46,961,521 shares of capital stock
   issued and outstanding)...........................                $5.90
                                                                     -----
Class C Shares
Net asset value and offering price per share
   ($66,426,424 / 11,249,237 shares of capital stock
   issued and outstanding)...........................                $5.90
                                                                     -----
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($145,549,172 / 24,644,216 shares of capital stock
   issued and outstanding)...........................                $5.91
                                                                     -----


See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN HIGH YIELD FUND

STATEMENT OF OPERATIONS
Year Ended August 31, 2003


Investment Income
Interest................................ $    51,561,538
Dividends...............................       1,379,954   $    52,941,492
                                         ---------------
Expenses
Advisory fee............................       4,038,189
Distribution fee--Class A...............         302,402
Distribution fee--Class B...............       2,622,638
Distribution fee--Class C...............         556,009
Transfer agency.........................       1,026,226
Custodian...............................         237,195
Printing................................         203,192
Administrative..........................         141,000
Audit and legal.........................         126,749
Registration............................         102,424
Directors' fees.........................          18,246
Miscellaneous...........................          14,977
                                         ---------------
Total expenses..........................       9,389,247
Less: expense offset arrangement
  (see Note B)..........................            (722)
                                         ---------------
Net expenses............................                         9,388,525
                                                           ---------------
Net investment income...................                        43,552,967
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
  transactions..........................                       (22,228,327)
Net change in unrealized
  appreciation/depreciation
  of investments........................                        83,517,941
                                                           ---------------
Net gain on investment transactions.....                        61,289,614
                                                           ---------------
Net Increase in Net Assets from
  Operations............................                   $   104,842,581
                                                           ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 19

STATEMENT OF CHANGES IN NET ASSETS

                                            Year Ended        Year Ended
                                            August 31,        August 31,
                                               2003              2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income................... $    43,552,967   $    50,028,914
Net realized loss on investment
  transactions..........................     (22,228,327)      (85,753,658)
Net change in unrealized
  appreciation/depreciation
  of investments........................      83,517,941       (17,963,004)
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................     104,842,581       (53,687,748)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A..............................      (8,515,054)       (7,065,749)
   Class B..............................     (20,856,236)      (28,381,596)
   Class C..............................      (4,386,336)       (5,421,383)
   Advisor Class........................     (10,588,413)       (7,656,599)
Tax return of capital
   Class A..............................        (642,058)         (204,752)
   Class B..............................      (1,572,615)         (822,444)
   Class C..............................        (330,741)         (157,101)
   Advisor Class........................        (798,394)         (221,874)
Capital Stock Transactions
Net increase............................      93,355,701        47,714,700
                                         ---------------   ---------------
Total increase (decrease)...............     150,508,435       (55,904,546)
Net Assets
Beginning of period.....................     473,331,301       529,235,847
                                         ---------------   ---------------
End of period........................... $   623,839,736   $   473,331,301
                                         ---------------   ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS
August 31, 2003


NOTE A
Significant Accounting Policies
AllianceBernstein High Yield Fund, Inc. (the "Fund"), formerly Alliance High Yield Fund, Inc., was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered principally to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, if any. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 21
valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of divi-


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN HIGH YIELD FUND
dends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as an adjustment to interest income. Additionally, the Fund amortizes premium on debt securities for financial statement reporting purposes only.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 23

Pursuant to the advisory agreement, the Fund paid the Adviser
$141,000 representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended August 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $712,692 for the year ended August 31, 2003.

For the year ended August 31, 2003, the Fund's expenses were reduced by $722 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it retained front-end sales charges of $13,331 from the sale of Class A shares, and received $39,312, $436,821 and $5,162 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended August 31, 2003.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $24,542,804 and $1,633,934 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN HIGH YIELD FUND

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S.government securities)...........  $   725,196,116   $   635,912,480
U.S. government securities.............               -0-               -0-

At August 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost ...................................................   $   643,723,154
                                                           ---------------
Gross unrealized appreciation...........................   $    35,123,607
Gross unrealized depreciation...........................       (38,950,184)
                                                           ---------------
Net unrealized depreciation.............................   $    (3,826,577)
                                                           ---------------

1. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Capital Stock
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 25
shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

              ================================= ==================================
                            Shares                             Amount
              ================================= ==================================
                    Year Ended       Year Ended        Year Ended       Year Ended
               August 31, 2003  August 31, 2002   August 31, 2003  August 31, 2002
              ------------------------------------------------------------------
Class A
Shares sold         50,695,774     12,793,711     $ 285,082,432   $  74,452,185
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        862,968        558,834         4,869,711       3,317,444
--------------------------------------------------------------------------------
Shares converted
  from Class B         655,310        440,575         3,752,150       2,624,391
--------------------------------------------------------------------------------
Shares redeemed    (42,975,793)   (12,218,599)     (243,995,302)    (72,484,292)
--------------------------------------------------------------------------------
Net increase         9,238,259      1,574,521     $  49,708,991   $   7,909,728
--------------------------------------------------------------------------------
Class B
Shares sold         12,402,338     10,146,871     $  69,949,041   $  60,862,410
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions      1,659,855      1,781,035         9,280,274      10,568,559
--------------------------------------------------------------------------------
Shares converted
  to Class A          (655,124)      (440,454)       (3,752,150)     (2,624,391)
--------------------------------------------------------------------------------
Shares redeemed    (14,561,280)   (18,189,367)      (81,250,801)   (107,244,764)
--------------------------------------------------------------------------------
Net decrease        (1,154,211)    (6,701,915)    $  (5,773,636)  $ (38,438,186)
--------------------------------------------------------------------------------
Class C
Shares sold          6,117,854      3,407,343     $  34,736,639   $  20,658,961
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        414,763        417,908         2,328,284       2,481,435
--------------------------------------------------------------------------------
Shares redeemed     (4,367,013)    (5,108,529)      (24,637,428)    (30,133,672)
--------------------------------------------------------------------------------
Net increase
  (decrease)         2,165,604     (1,283,278)    $  12,427,495   $  (6,993,276)
--------------------------------------------------------------------------------
Advisor Class
Shares sold          9,207,882     15,557,297     $  51,742,395   $  94,647,822
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions      1,970,551      1,297,223        11,021,245       7,570,806
--------------------------------------------------------------------------------
Shares redeemed     (4,506,897)    (3,151,370)      (25,770,789)    (16,982,194)
--------------------------------------------------------------------------------
Net increase         6,671,536     13,703,150     $  36,992,851   $  85,236,434
--------------------------------------------------------------------------------


26 o ALLIANCEBERNSTEIN HIGH YIELD FUND

NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2003.

NOTE G
Distributions To Shareholders
The tax character of distributions paid during the fiscal years ended August 31, 2003 and August 31, 2002 were as follows:

                                               2003             2002
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    44,346,039   $    49,410,078(a)
                                         ---------------   ---------------
Total taxable distributions............       44,346,039        49,410,078(a)
Tax return of capital..................        3,343,808         1,406,171(a)
                                         ---------------   ---------------
Total distributions paid...............  $    47,689,847   $    50,816,249(a)
                                         ---------------   ---------------

As of August 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses....................   $  (348,598,484)
Unrealized appreciation/(depreciation)..................        (3,826,577)
                                                           ---------------
Total accumulated earnings/(deficit)....................   $  (352,425,061)
                                                           ---------------

(a) Total distributions paid differ from the statement of changes in net assets because for tax purposes dividends are recognized when actually paid.
(b) On August 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $342,279,538 of which $7,232,173 expires in the year 2007, $46,562,845 expires in the year 2008, $69,495,145 expires in the year 2009 and $138,621,046 expires in the year 2010 and $80,368,329 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended August 31, 2003, the Fund deferred to September 1, 2003 post October capital losses of $6,318,946.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.

During the current fiscal year, permanent differences, primarily due to tax return of capital, and the tax treatment of bond premium, resulted in a net decrease in distributions in excess of net investment income, a net increase in accumulated net realized loss on investment transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 27

NOTE H
Legal Proceedings
Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital ; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN HIGH YIELD FUND
late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they:
(i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants, the Funds and related parties.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 29

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                   ==================================================
                                                        Class A
                                   ==================================================
                                                   Year Ended August 31,
                                   --------------------------------------------------
                                         2003     2002(a)    2001      2000      1999
                                   --------------------------------------------------
Net asset value, beginning of
  period..........................    $  5.33   $ 6.49     $ 8.10    $ 9.47   $ 10.76
                                   --------------------------------------------------
Income from Investment
  Operations
Net investment income(b) .........        .48      .60        .76       .92      1.02
Net realized and unrealized
  gain (loss) on investment
  transactions.....................       .61    (1.16)     (1.50)    (1.26)    (1.08)
                                   --------------------------------------------------
Net increase (decrease) in net
  asset value from operations......      1.09     (.56)      (.74)     (.34)     (.06)
                                   --------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income...........................      (.49)    (.58)      (.72)     (.98)    (1.02)
Distributions in excess of
  net investment income...........         -0-      -0-        -0-       -0-     (.05)
Tax return of capital.............       (.03)    (.02)      (.15)     (.05)     (.01)
Distributions from net realized
  gain on investments.............         -0-      -0-        -0-       -0-     (.15)
                                   --------------------------------------------------
Total dividends and
  distributions...................       (.52)    (.60)      (.87)    (1.03)    (1.23)
                                   --------------------------------------------------
Net asset value, end of period ...    $  5.90  $  5.33    $  6.49    $ 8.10   $  9.47
                                   ==================================================
Total Return
Total investment return based
  on net asset value(c)...........      21.38%   (9.14)%    (9.39)%   (3.79)%    (.58)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).................   $134,674  $72,455    $78,053   $83,645  $102,400
Ratio to average net assets of:
  Expenses........................       1.38%    1.43%      1.34%     1.33%     1.31%
  Net investment income...........       8.33%   10.06%     10.62%    10.92%    10.21%
Portfolio turnover rate...........        123%      57%        98%      102%      182%


See footnote summary on page 34.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN HIGH YIELD FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                   ==================================================
                                                        Class B
                                   ==================================================
                                                   Year Ended August 31,
                                   --------------------------------------------------
                                         2003     2002(a)    2001      2000      1999
                                   --------------------------------------------------
Net asset value, beginning of
  period..........................    $  5.33   $ 6.50     $ 8.10    $ 9.46   $ 10.75
                                   --------------------------------------------------
Income from Investment
  Operations
Net investment income(b) .........        .43      .56        .70       .86       .95
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......        .62    (1.17)      1.48)    (1.26)    (1.08)
                                   --------------------------------------------------
Net increase (decrease) in net
  asset value from operations ....       1.05     (.61)      (.78)     (.40)     (.13)
                                   --------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income.................. .......       (.45)    (.54)      (.68)     (.91)     (.95)
Distributions in excess of
  net investment income... .......         -0-      -0-        -0-       -0-     (.05)
Tax return of capital... .........       (.03)    (.02)      (.14)     (.05)     (.01)
Distributions from net realized
  gain on investments..... .......         -0-      -0-        -0-       -0-     (.15)
                                   --------------------------------------------------
Total dividends and
  distributions........... .......       (.48)    (.56)      (.82)     (.96)    (1.16)
                                   --------------------------------------------------
Net asset value, end of period ...    $  5.90  $  5.33    $  6.50    $ 8.10   $  9.46
                                   ==================================================
Total Return
Total investment return based
  on net asset value(c)... .......      20.55%   (9.94)%    (9.94)%   (4.40)%   (1.26)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......   $277,190 $256,533   $356,062  $421,105  $527,337
Ratio to average net assets of:
  Expenses.............. .........       2.11%    2.15%      2.06%     2.04%     2.03%
  Net investment income. .........       7.79%    9.34%      9.97%    10.21%     9.52%
Portfolio turnover rate. .........        123%      57%        98%      102%      182%


See footnote summary on page 34.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 31

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                   ==================================================
                                                        Class C
                                   ==================================================
                                                   Year Ended August 31,
                                   --------------------------------------------------
                                         2003     2002(a)    2001      2000      1999
                                   --------------------------------------------------
Net asset value, beginning of
  period..........................    $  5.33   $ 6.50     $ 8.10    $ 9.47   $ 10.75
                                   --------------------------------------------------
Income from Investment
  Operations
Net investment income(b) .........        .43      .56        .70       .86       .95
Net realized and unrealized
  gain (loss) on investment
  transactions....................        .62    (1.17)     (1.48)    (1.27)    (1.07)
                                   --------------------------------------------------
Net increase (decrease) in net
  asset value from operations ....       1.05     (.61)      (.78)     (.41)     (.12)
                                   --------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income..........................       (.45)    (.54)      (.68)     (.91)     (.95)
Distributions in excess of
  net investment income...........         -0-      -0-        -0-       -0-     (.05)
Tax return of capital.............       (.03)    (.02)      (.14)     (.05)     (.01)
Distributions from net realized
  gain on investments.............         -0-      -0-        -0-       -0-     (.15)
                                   --------------------------------------------------
Total dividends and
  distributions...................       (.48)    (.56)      (.82)     (.96)    (1.16)
                                   --------------------------------------------------
Net asset value, end of period ...    $  5.90  $  5.33    $  6.50    $ 8.10   $  9.47
                                   ==================================================
Total Return
Total investment return based
  on net asset value(c)...........      20.54%   (9.94)%    (9.94)%   (4.51)%   (1.16)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).................    $66,427  $48,448    $67,360   $79,826   $99,927
Ratio to average net assets of:
  Expenses........................       2.10%    2.14%      2.04%     2.03%     2.02%
  Net investment income...........       7.72%    9.35%      9.97%    10.23%     9.54%
Portfolio turnover rate...........        123%      57%        98%      102%      182%


See footnote summary on page 34.

------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN HIGH YIELD FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                   ==================================================
                                                        Advisor Class
                                   ==================================================
                                                   Year Ended August 31,
                                   --------------------------------------------------
                                         2003     2002(a)    2001      2000      1999
                                   --------------------------------------------------
Net asset value, beginning of
  period..........................    $  5.34   $ 6.50     $ 8.10    $ 9.47   $ 10.76
                                   --------------------------------------------------
Income from Investment
  Operations
Net investment income(b) .........        .49      .62        .70       .95      1.06
Net realized and unrealized
  gain (loss) on investment
  transactions....................        .61    (1.16)     (1.40)    (1.27)    (1.09)
                                   --------------------------------------------------
Net increase (decrease) in net
  asset value from operations ....       1.10     (.54)      (.70)     (.32)     (.03)
                                   --------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income..........................       (.50)    (.61)      (.74)    (1.00)    (1.06)
Distributions in excess of
  net investment income...........         -0-      -0-        -0-       -0-     (.04)
Tax return of capital.............       (.03)    (.01)      (.16)     (.05)     (.01)
Distributions from net realized
  gain on investments.............         -0-      -0-        -0-       -0-     (.15)
                                   --------------------------------------------------
Total dividends and
  distributions...................       (.53)    (.62)      (.90)    (1.05)    (1.26)
                                   --------------------------------------------------
Net asset value, end of period ...    $  5.91  $  5.34    $  6.50    $ 8.10   $  9.47
                                   ==================================================
Total Return
Total investment return based
  on net asset value(c)...........      21.73%   (8.82)%    (8.96)%   (3.47)%    (.28)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).................   $145,549  $95,895    $27,762    $2,441    $3,564
Ratio to average net assets of:
  Expenses........................       1.09%    1.16%      1.04%     1.01%     1.03%
  Net investment income...........       8.72%   10.43%     10.92%    11.20%    10.58%
Portfolio turnover rate...........        123%      57%        98%      102%      182%


See footnote summary on page 34.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 33

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended August 31, 2002, the effect of this change to Class A, B, C and Advisor Class was to decrease net investment income per share by $.01 and decrease net realized and unrealized loss on investment transactions per share by $.01. Consequently, the ratio of net investment income to average net assets decreased from 10.19% to 10.06% for Class A, from 9.47% to 9.34% for Class B, from 9.47% to 9.35% for Class C and from 10.56% to 10.43% for Advisor Class. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN HIGH YIELD FUND

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of AllianceBernstein High Yield Fund, Inc.
We have audited the accompanying statement of assets and liabilities of AllianceBernstein High Yield Fund, Inc. formerly Alliance High Yield Fund, Inc., (the "Fund"), including the portfolio of investments, as of August 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein High Yield Fund, Inc. at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.




New York, New York
October 10, 2003



TAX INFORMATION
(unaudited)


For the fiscal year ended August 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $1,379,954 as qualified dividend income, which is taxed at a maximum rate of 15%. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 35

BOARD OF DIRECTORS


John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

John D. Carifa, Chairman and President
Kathleen A. Corbet, Senior Vice President
Michael A. Snyder,(2) Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee.
(2) Mr. Snyder is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN HIGH YIELD FUND

MANAGEMENT OF THE FUND



Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                      PORTFOLIOS
                                                                        IN FUND        OTHER
NAME, AGE OF DIRECTOR,               PRINCIPAL                          COMPLEX    DIRECTORSHIP
      ADDRESS                       OCCUPATION(S)                     OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)             DURING PAST 5 YEARS                     DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
John D. Carifa,**, 58      President, Chief Operating Officer            116         None
1345 Avenue of the         and a Director of Alliance Capital
Americas                   Management Corporation ("ACMC"),
New York, NY 10105         with which he has been associated
(6)                        since prior to 1998.

DISINTERESTED DIRECTORS
Ruth Block,#+, 72          Formerly Executive Vice President              97          None
P.O. Box 4623              and Chief Insurance Officer of The
Stamford, CT 06903         Equitable Life Assurance Society
(6)                        of the United States; Chairman
                           and Chief Executive Officer of Evlico;
                           Director of Avon, BP (oil and gas),
                           Ecolab Incorporated (specialty chemicals),
                           Tandem Financial Group, and Donaldson
                           Lufkin & Jenrette Securities Corporation;
                           former Governor at Large National
                           Association of Securities Dealers, Inc.

David H. Dievler,#+, 74    Independent consultant. Until                 101         None
P.O. Box 167               December 1994, he was Senior
Spring Lake, NJ 07762      Vice President of ACMC responsible
(6)                        for mutual fund administration.
                           Prior to joining ACMC in 1984, he
                           was Chief Financial Officer of
                           Eberstadt Asset Management since
                           1968. Prior to that, he was Senior
                           Manager at Price Waterhouse & Co.
                           Member of American Institute of
                           Certified Public Accountants since
                           1953.

John H. Dobkin,#+, 61      Consultant. Formerly President                98          None
P.O. Box 12                of Save Venice, Inc. (preservation
Annandale, NY 12504        organization) from 2001-2002.
(6)                        Formerly a Senior Advisor from June
                           1999-June 2000 and President from
                           December 1989- May 1999 of Historic
                           Hudson Valley (historic preservation).
                           Previously, Director of the National
                           Academy of Design. During 1988-1992,
                           Director and Chairman of the Audit
                           Committee of ACMC.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 37

MANAGEMENT OF THE FUND


                                                                      PORTFOLIOS
                                                                        IN FUND        OTHER
NAME, AGE OF DIRECTOR,                   PRINCIPAL                      COMPLEX    DIRECTORSHIP
      ADDRESS                          OCCUPATION(S)                  OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                 DURING PAST 5 YEARS                 DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr.,#+, 71    Investment Adviser and an                113         None
2 Sound View Drive              independent consultant. Formerly
Suite 100                       Senior Manager of Barrett
Greenwich, CT 06830             Associates, Inc., a registered
(6)                             investment adviser, with which
                                he had been associated since
                                prior to 1998. Formerly Deputy
                                Comptroller of the State of New
                                York and, prior thereto, Chief
                                Investment Officer of the New
                                York Bank for Savings.

Clifford L. Michel,#+, 64       Senior Counsel of the law firm of        97         Placer
15 St. Bernard's Road           Cahill Gordon & Reindel since                      Dome, Inc.
Gladstone, NJ 07934             February 2001 and a partner of
(6)                             that firm for more than twenty-five
                                years prior thereto. President
                                and Chief Executive Officer of
                                Wenonah Development Company
                                (investments) and a Director of
                                Placer Dome, Inc. (mining).

Donald J. Robinson,#+ 69        Senior Counsel to the law firm of        96          None
98 Hell's Peak Road             Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                since prior to 1998. Formerly a
(6)                             senior partner and a member of
                                the Executive Committee of that
                                firm. He was also a member and
                                Chairman of the Municipal
                                Securities Rulemaking Board and
                                a Trustee of the Museum of the
                                City of New York.


*  There is no stated term of office for the Fund's Directors.
** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.
#  Member of the Audit Committee.
+  Member of the Nominating Committee.

--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN HIGH YIELD FUND

Management of the Fund
--------------------------------------------------------------------------------



Officer Information
Certain information concerning the Fund's Officers is listed below.

      NAME,                           POSITION(S)                       PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                   HELD WITH FUND                      DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------

John D. Carifa, 58              Chairman and President         See biography above.

Kathleen A. Corbet, 43          Senior Vice President          Executive Vice President of
                                                               Alliance Capital Management Corporation
                                                               ("ACMC")**, with which she has been
                                                               associated since prior to 1998.

Michael A Snyder, 41            Vice President                 Senior Vice President of ACMC** since
                                                               May 2001. Previously, he was Managing
                                                               Director in the high yield asset management
                                                               group at Donaldson, Lufkin & Jenrette
                                                               Corporation from 1998 to 2001.

Edmund P. Bergan, Jr., 53       Secretary                      Senior Vice President and General Counsel
                                                               of AllianceBernstein Investment
                                                               Research and Management, Inc. ("ABIRM")** and
                                                               Alliance Global Investor Services Inc. ("AGIS")**,
                                                               with which he has been associated
                                                               since prior to 1998.

Mark D. Gersten, 53             Treasurer and Chief            Senior Vice President of AGIS**, and
                                Financial Officer              Vice President of ABIRM**, with which he
                                                               has been associated since prior to 1998.

Vincent S. Noto, 38             Controller                     Vice President of AGIS**, with which he
                                                               has been associated since prior to 1998.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Fund.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN HIGH YIELD FUND o 39

ALLIANCEBERNSTEIN FAMILY OF FUNDS


  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy*
  Tax-Managed Wealth Preservation Strategy**

  Blended Style Series
  U.S. Large Cap Portfolio

  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund +
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II



We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4616 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/1/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN HIGH YIELD FUND

ALLIANCEBERNSTEIN HIGH YIELD FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]ALLIANCEBERNSTEIN(SM)
      Investment Research AND Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

HIYAR0803





ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Yield Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 30, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 30, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 30, 2003